Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2016	Dec. 31, 2015
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 2,122	$ 1,879
Reverse repurchase agreements Gross Recognized Assets	77	106
Securities borrowed Gross Recognized Assets	944	772
Total Gross Recognized Assets	3,143	2,757
Derivative assets Gross amounts assets offset in consolidated balance sheet	(984)	(807)
Total Gross amounts assets offset in consolidated balance sheet	(984)	(807)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	1,138	1,072
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	77	106
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	944	772
Total Net Amounts Presented in the Consolidated Balance Sheet	2,159	1,950
Derivative assets Gross Amounts Not Offset Consolidated Balance Financial Instruments	(78)	(82)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(60)	(102)
Securities borrowed Gross financial instrument asset amounts not offset in consolidated balance sheet	(10)
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(148)	(184)
Derivative assets Gross collateral received amounts not offset in consolidated balance sheet	(10)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet	(17)	(4)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(909)	(753)
Total Gross collateral received amounts not offset in consolidated balance sheet	(936)	(757)
Derivative assets Net Amount	1,050	990
Reverse repurchase agreements Net Amount	0	0
Securities borrowed Net Amount	25	19
Total Net Amount Assets	$ 1,075	$ 1,009